Note 20 - Share-based Compensation (Details) - Stock Options Outstanding (CNY)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Options 2012 Plan G [Member]	Dec. 31, 2013 Options 2012 Plan H [Member]	Dec. 31, 2013 Options 2009 Plan [Member]	Dec. 31, 2013 Options 2008 Plan [Member]	Dec. 31, 2013 Options 2007 Plan A [Member]	Feb. 03, 2007 Options 2007 Plan A [Member]
Note 20 - Share-based Compensation (Details) - Stock Options Outstanding [Line Items]
Options outstanding	131,729,497	133,161,231	37,111,101	88,019,441	91,897,750	3,656,336	7,218,700	28,304,080	652,631
Weighted average remaining contractual life (Years)					8 years 109 days	8 years 109 days	4 years	4 years	3 years
Weighted average exercise price in RMB (in Yuan Renminbi per share)	1.92	1.92	1.99	4.04	1.90	1.90	2.30	1.90	2.32	2.32
Options Exercisable	73,752,289				37,390,750	186,128	7,218,700	28,304,080	652,631